Insider Trading Arrangements	3 Months Ended
Mar. 31, 2026
Insider Trading Arrangements Line Items
Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non Rule 10b5-1 Arrangement Adopted [Flag]	false
Non Rule 10b5-1 Arrangement Terminated [Flag]	false